Equity (Tables)	6 Months Ended
Mar. 31, 2023
Equity [Abstract]
Schedule of Warrant Activities	The following table summarizes the movement of warrant activities during the six months ended March 31, 2023:
	Ordinary Shares Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of September 30, 2022	2,012,819	$4.81	0.67	$-
Warrants Exercisable as of September 30, 2022	2,012,819	$4.81	0.67	$-
Warrants Granted	-	-	-	-
Warrants Exercises	(331,808)	4.68	-	-
Warrants Expired	-	-	-	-

Warrants Outstanding as of March 31, 2023	1,681,011	$4.83	0.17	$-
Warrants Exercisable as of March 31, 2023	1,681,011	$4.83	0.17	$-